Leases - Maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 28	£ 58
Future finance income	(2)	(5)
Present value of minimum lease payments receivable	26	53
Unguaranteed residual values	0	0
Not more than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	14	29
Future finance income	(1)	(3)
Present value of minimum lease payments receivable	13	26
Unguaranteed residual values	0	0
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	9	19
Future finance income	(1)	(2)
Present value of minimum lease payments receivable	8	17
Unguaranteed residual values	0	0
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	2	6
Future finance income	0	0
Present value of minimum lease payments receivable	2	6
Unguaranteed residual values	0	0
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1	2
Future finance income	0	0
Present value of minimum lease payments receivable	1	2
Unguaranteed residual values	0	0
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1	1
Future finance income	0	0
Present value of minimum lease payments receivable	1	1
Unguaranteed residual values	0	0
Over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1	1
Future finance income	0	0
Present value of minimum lease payments receivable	1	1
Unguaranteed residual values	£ 0	£ 0